Milestone Payment Liability - Schedule of Milestone Payment Liability (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Business Combinations [Abstract]
Balance	$ 186	$ 166	$ 166	$ 163
Change in fair value estimate	2	13	20	3
Balance	$ 188	$ 179	$ 186	$ 166